Consolidated and Combined Balance Sheets (Parenthetical) - USD ($) $ in Millions	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Receivables, Net, Current [Abstract]
Accounts receivable, allowances	$ 8.3	$ 8.4	$ 9.8
Common stock, shares authorized	5,000,000,000	5,000,000,000
Common stock, shares issued	365,702,757	365,643,911
Common stock, shares outstanding	365,702,757	365,643,911